Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000206903
Shareholder Report [Line Items]
Fund Name	Alta Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	AQLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Alta Quality Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=aqgf?. You can also request this information by contacting us at (800) 957-0681.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 957-0681
Additional Information Website	https://funddocs.filepoint.com/altacapital/?fund=aqgf?
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
Alta Quality Growth Fund - I	9.67%	9.43%	12.54%
Russell 1000® Growth Index	25.63%	17.59%	21.88%
S&P 500® Index	17.60%	16.47%	17.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 19, 2018
AssetsNet	$ 53,378,323
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 208,490
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$53,378,323
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$208,490
Portfolio Turnover	28%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	2.0%
Materials	2.3%
Health Care	5.1%
Industrials	10.2%
Financials	12.0%
Consumer Discretionary	16.7%
Communications	17.0%
Technology	34.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	7.6%
Microsoft Corp.	7.6%
NVIDIA Corp.	6.6%
Amazon.com, Inc.	5.7%
Amphenol Corp., Class A	5.1%
Apple, Inc.	4.7%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	4.0%
TJX Companies, Inc. (The)	3.4%
MasterCard, Inc., Class A	3.4%

C000206932
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Micro-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Micro-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$141	1.33%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.33%
Line Graph [Table Text Block]
	FullerThaler Behavioral Micro-Cap Equity Fund - Institutional	Russell 1000 Equal Weight Index	Russell Microcap® Index
Dec-2018	$100,000	$100,000	$100,001
Sep-2019	$108,500	$117,298	$108,776
Sep-2020	$93,440	$120,493	$113,610
Sep-2021	$181,615	$170,262	$182,992
Sep-2022	$123,734	$143,524	$132,751
Sep-2023	$136,581	$157,916	$130,961
Sep-2024	$141,663	$196,455	$163,211
Sep-2025	$158,815	$214,128	$200,032

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 28, 2018)
FullerThaler Behavioral Micro-Cap Equity Fund - Institutional	12.11%	11.19%	7.09%
Russell 1000 Equal Weight Index	9.00%	12.19%	11.93%
Russell Microcap® Index	22.55%	11.98%	10.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 28, 2018
AssetsNet	$ 21,914,205
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 126,159
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$21,914,205
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$126,159
Portfolio Turnover	111%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Collateral for Securities Loaned	0.6%
Materials	1.1%
Real Estate	2.3%
Financials	4.7%
Communications	5.6%
Consumer Staples	6.6%
Industrials	7.0%
Health Care	11.6%
Energy	17.7%
Consumer Discretionary	20.1%
Technology	22.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000244274
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Equity Fund - Institutional	Russell 1000 Equal Weight Index	Russell Midcap® Index
Oct-2023	$100,000	$100,000	$100,000
Sep-2024	$128,130	$126,385	$130,922
Sep-2025	$139,288	$137,755	$145,465

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 2, 2023)
FullerThaler Behavioral Mid-Cap Equity Fund - Institutional	8.71%	18.05%
Russell 1000 Equal Weight Index	9.00%	17.39%
Russell Midcap® Index	11.11%	20.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Oct. 02, 2023
AssetsNet	$ 115,316,644
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 522,760
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,316,644
Number of Portfolio Holdings	90
Advisory Fee (net of waivers)	$522,760
Portfolio Turnover	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.1%
Utilities	0.6%
Real Estate	3.2%
Communications	4.3%
Materials	5.1%
Consumer Staples	6.4%
Energy	7.1%
Financials	8.2%
Health Care	10.9%
Consumer Discretionary	14.8%
Technology	15.1%
Industrials	20.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206947
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	A Shares
Trading Symbol	FTVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$121	1.22%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.22%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Value Fund - A	Russell 1000 Equal Weight Index	Russell Midcap® Value Index
Mar-2022	$9,425	$10,000	$10,000
Sep-2022	$8,324	$8,412	$8,496
Sep-2023	$8,865	$9,255	$9,434
Sep-2024	$11,291	$11,514	$12,172
Sep-2025	$11,074	$12,550	$13,095

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Mid-Cap Value Fund - A	-1.92%	4.64%
Russell 1000 Equal Weight Index	9.00%	6.59%
Russell Midcap® Value Index	7.58%	7.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Mar. 10, 2022
AssetsNet	$ 375,397,923
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,312,194
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$375,397,923
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$2,312,194
Portfolio Turnover	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Collateral for Securities Loaned	2.6%
Utilities	3.3%
Energy	3.7%
Health Care	5.0%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Real Estate	10.5%
Technology	12.4%
Industrials	12.6%
Materials	16.6%
Financials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000225339
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	C Shares
Trading Symbol	FTVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$171	1.73%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.73%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Value Fund - C	Russell 1000 Equal Weight Index	Russell Midcap® Value Index
Mar-2022	$10,000	$10,000	$10,000
Sep-2022	$8,806	$8,412	$8,496
Sep-2023	$9,329	$9,255	$9,434
Sep-2024	$11,822	$11,514	$12,172
Sep-2025	$11,536	$12,550	$13,095

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Mid-Cap Value Fund - C	-2.42%	4.10%
Russell 1000 Equal Weight Index	9.00%	6.59%
Russell Midcap® Value Index	7.58%	7.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Mar. 10, 2022
AssetsNet	$ 375,397,923
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,312,194
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$375,397,923
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$2,312,194
Portfolio Turnover	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Collateral for Securities Loaned	2.6%
Utilities	3.3%
Energy	3.7%
Health Care	5.0%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Real Estate	10.5%
Technology	12.4%
Industrials	12.6%
Materials	16.6%
Financials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000196718
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	FTVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$81	0.82%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Value Fund - Institutional	Russell 1000 Equal Weight Index	Russell Midcap® Value Index
Dec-2017	$100,000	$100,000	$100,000
Sep-2018	$102,800	$108,136	$103,442
Sep-2019	$108,028	$106,322	$105,099
Sep-2020	$96,674	$109,219	$97,427
Sep-2021	$148,037	$154,331	$138,735
Sep-2022	$137,673	$130,095	$119,925
Sep-2023	$147,087	$143,140	$133,175
Sep-2024	$188,070	$178,072	$171,815
Sep-2025	$185,182	$194,092	$184,846

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - Institutional	-1.54%	13.88%	8.25%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell Midcap® Value Index	7.58%	13.66%	8.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 21, 2017
AssetsNet	$ 375,397,923
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,312,194
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$375,397,923
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$2,312,194
Portfolio Turnover	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Collateral for Securities Loaned	2.6%
Utilities	3.3%
Energy	3.7%
Health Care	5.0%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Real Estate	10.5%
Technology	12.4%
Industrials	12.6%
Materials	16.6%
Financials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000196717
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	Investor Shares
Trading Symbol	FTVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.17%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.17%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Value Fund - Investor	Russell 1000 Equal Weight Index	Russell Midcap® Value Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$10,250	$10,814	$10,344
Sep-2019	$10,747	$10,632	$10,510
Sep-2020	$9,594	$10,922	$9,743
Sep-2021	$14,651	$15,433	$13,873
Sep-2022	$13,592	$13,009	$11,993
Sep-2023	$14,479	$14,314	$13,317
Sep-2024	$18,452	$17,807	$17,181
Sep-2025	$18,100	$19,409	$18,485

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - Investor	-1.91%	13.54%	7.93%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell Midcap® Value Index	7.58%	13.66%	8.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 21, 2017
AssetsNet	$ 375,397,923
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,312,194
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$375,397,923
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$2,312,194
Portfolio Turnover	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Collateral for Securities Loaned	2.6%
Utilities	3.3%
Energy	3.7%
Health Care	5.0%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Real Estate	10.5%
Technology	12.4%
Industrials	12.6%
Materials	16.6%
Financials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000196719
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	R6 Shares
Trading Symbol	FTVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.72%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.72%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Value Fund - R6	Russell 1000 Equal Weight Index	Russell Midcap® Value Index
Dec-2017	$1,000,000	$1,000,000	$1,000,000
Sep-2018	$1,028,000	$1,081,361	$1,034,424
Sep-2019	$1,081,803	$1,063,223	$1,050,993
Sep-2020	$969,126	$1,092,188	$974,271
Sep-2021	$1,485,449	$1,543,311	$1,387,350
Sep-2022	$1,382,973	$1,300,945	$1,199,252
Sep-2023	$1,478,966	$1,431,403	$1,331,748
Sep-2024	$1,893,106	$1,780,725	$1,718,146
Sep-2025	$1,865,674	$1,940,923	$1,848,458

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - R6	-1.45%	14.00%	8.35%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell Midcap® Value Index	7.58%	13.66%	8.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 21, 2017
AssetsNet	$ 375,397,923
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,312,194
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$375,397,923
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$2,312,194
Portfolio Turnover	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Collateral for Securities Loaned	2.6%
Utilities	3.3%
Energy	3.7%
Health Care	5.0%
Consumer Discretionary	5.1%
Consumer Staples	9.4%
Real Estate	10.5%
Technology	12.4%
Industrials	12.6%
Materials	16.6%
Financials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206944
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	A Shares
Trading Symbol	FTHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Equity Fund - A	Russell 1000 Equal Weight Index	Russell 2000® Index
Dec-2018	$9,425	$10,000	$10,000
Sep-2019	$11,244	$11,602	$11,422
Sep-2020	$10,984	$11,918	$11,467
Sep-2021	$16,344	$16,841	$16,934
Sep-2022	$14,521	$14,196	$12,955
Sep-2023	$17,235	$15,620	$14,112
Sep-2024	$23,330	$19,432	$17,889
Sep-2025	$25,313	$21,180	$19,813

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Equity Fund - A	8.50%	18.17%	15.68%
Russell 1000 Equal Weight Index	9.00%	12.19%	11.70%
Russell 2000® Index	10.76%	11.56%	10.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 19, 2018
AssetsNet	$ 11,266,487,752
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 62,420,437
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,266,487,752
Number of Portfolio Holdings	118
Advisory Fee	$62,420,437
Portfolio Turnover	28%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.4%
Collateral for Securities Loaned	0.5%
Real Estate	0.7%
Energy	3.6%
Communications	3.6%
Materials	5.5%
Money Market Funds	7.4%
Consumer Discretionary	10.9%
Technology	11.3%
Health Care	12.4%
Financials	14.5%
Industrials	29.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206943
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	C Shares
Trading Symbol	FTYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$170	1.64%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.64%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small Cap Eq - C	Russell 1000 Equal Weight Index	Russell 2000® Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$11,872	$11,602	$11,422
Sep-2020	$11,522	$11,918	$11,467
Sep-2021	$17,050	$16,841	$16,934
Sep-2022	$15,054	$14,196	$12,955
Sep-2023	$17,760	$15,620	$14,112
Sep-2024	$23,904	$19,432	$17,889
Sep-2025	$25,786	$21,180	$19,813

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small Cap Eq - C	7.87%	17.48%	14.99%
Russell 1000 Equal Weight Index	9.00%	12.19%	11.70%
Russell 2000® Index	10.76%	11.56%	10.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 19, 2018
AssetsNet	$ 11,266,487,752
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 62,420,437
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,266,487,752
Number of Portfolio Holdings	118
Advisory Fee	$62,420,437
Portfolio Turnover	28%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.4%
Collateral for Securities Loaned	0.5%
Real Estate	0.7%
Energy	3.6%
Communications	3.6%
Materials	5.5%
Money Market Funds	7.4%
Consumer Discretionary	10.9%
Technology	11.3%
Health Care	12.4%
Financials	14.5%
Industrials	29.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000161067
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Equity Fund - Institutional	Russell 1000 Equal Weight Index	Russell 2000® Index
Sep-2011	$100,000	$100,000	$100,000
Sep-2011	$94,533	$92,891	$92,842
Sep-2012	$128,127	$118,095	$122,465
Sep-2013	$157,559	$151,304	$159,273
Sep-2014	$185,030	$176,659	$165,533
Sep-2015	$186,177	$169,452	$167,596
Sep-2016	$215,702	$197,980	$193,519
Sep-2017	$276,526	$226,489	$233,658
Sep-2018	$305,813	$258,668	$269,264
Sep-2019	$291,578	$254,329	$245,328
Sep-2020	$285,411	$261,258	$246,285
Sep-2021	$425,935	$369,169	$363,708
Sep-2022	$379,500	$311,194	$278,245
Sep-2023	$451,715	$342,400	$303,092
Sep-2024	$613,211	$425,960	$384,206
Sep-2025	$667,438	$464,280	$425,537

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - Institutional	8.84%	18.52%	13.62%
Russell 1000 Equal Weight Index	9.00%	12.19%	10.60%
Russell 2000® Index	10.76%	11.56%	9.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

AssetsNet	$ 11,266,487,752
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 62,420,437
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,266,487,752
Number of Portfolio Holdings	118
Advisory Fee	$62,420,437
Portfolio Turnover	28%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.4%
Collateral for Securities Loaned	0.5%
Real Estate	0.7%
Energy	3.6%
Communications	3.6%
Materials	5.5%
Money Market Funds	7.4%
Consumer Discretionary	10.9%
Technology	11.3%
Health Care	12.4%
Financials	14.5%
Industrials	29.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000161065
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	Investor Shares
Trading Symbol	FTHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Equity Fund - Investor	Russell 1000 Equal Weight Index	Russell 2000® Index
Sep-2011	$10,000	$10,000	$10,000
Sep-2011	$9,453	$9,289	$9,284
Sep-2012	$12,787	$11,809	$12,247
Sep-2013	$15,688	$15,130	$15,927
Sep-2014	$18,391	$17,666	$16,553
Sep-2015	$18,472	$16,945	$16,760
Sep-2016	$21,379	$19,798	$19,352
Sep-2017	$27,359	$22,649	$23,366
Sep-2018	$30,191	$25,867	$26,926
Sep-2019	$28,715	$25,433	$24,533
Sep-2020	$28,025	$26,126	$24,629
Sep-2021	$41,699	$36,917	$36,371
Sep-2022	$37,051	$31,119	$27,824
Sep-2023	$43,960	$34,240	$30,309
Sep-2024	$59,506	$42,596	$38,421
Sep-2025	$64,581	$46,428	$42,554

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - Investor	8.53%	18.17%	13.33%
Russell 1000 Equal Weight Index	9.00%	12.19%	10.60%
Russell 2000® Index	10.76%	11.56%	9.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

AssetsNet	$ 11,266,487,752
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 62,420,437
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,266,487,752
Number of Portfolio Holdings	118
Advisory Fee	$62,420,437
Portfolio Turnover	28%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.4%
Collateral for Securities Loaned	0.5%
Real Estate	0.7%
Energy	3.6%
Communications	3.6%
Materials	5.5%
Money Market Funds	7.4%
Consumer Discretionary	10.9%
Technology	11.3%
Health Care	12.4%
Financials	14.5%
Industrials	29.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000161066
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	R6 Shares
Trading Symbol	FTHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Equity Fund - R6	Russell 1000 Equal Weight Index	Russell 2000® Index
Sep-2011	$1,000,000	$1,000,000	$1,000,000
Sep-2011	$945,333	$928,908	$928,416
Sep-2012	$1,283,022	$1,180,947	$1,224,654
Sep-2013	$1,579,095	$1,513,045	$1,592,728
Sep-2014	$1,856,807	$1,766,589	$1,655,333
Sep-2015	$1,870,674	$1,694,522	$1,675,960
Sep-2016	$2,172,554	$1,979,800	$1,935,193
Sep-2017	$2,788,511	$2,264,887	$2,336,583
Sep-2018	$3,086,427	$2,586,680	$2,692,635
Sep-2019	$2,946,416	$2,543,292	$2,453,281
Sep-2020	$2,886,931	$2,612,579	$2,462,854
Sep-2021	$4,312,456	$3,691,690	$3,637,082
Sep-2022	$3,846,128	$3,111,937	$2,782,448
Sep-2023	$4,583,067	$3,423,999	$3,030,922
Sep-2024	$6,228,524	$4,259,598	$3,842,055
Sep-2025	$6,787,944	$4,642,803	$4,255,372

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - R6	8.98%	18.65%	13.76%
Russell 1000 Equal Weight Index	9.00%	12.19%	10.60%
Russell 2000® Index	10.76%	11.56%	9.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

AssetsNet	$ 11,266,487,752
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 62,420,437
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,266,487,752
Number of Portfolio Holdings	118
Advisory Fee	$62,420,437
Portfolio Turnover	28%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.4%
Collateral for Securities Loaned	0.5%
Real Estate	0.7%
Energy	3.6%
Communications	3.6%
Materials	5.5%
Money Market Funds	7.4%
Consumer Discretionary	10.9%
Technology	11.3%
Health Care	12.4%
Financials	14.5%
Industrials	29.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206945
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	A Shares
Trading Symbol	FTXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$143	1.32%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.32%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Growth Fund - A	Russell 1000 Equal Weight Index	Russell 2000® Growth Index
Dec-2018	$9,423	$10,000	$10,000
Sep-2019	$10,385	$11,602	$11,589
Sep-2020	$13,386	$11,918	$13,410
Sep-2021	$20,827	$16,841	$17,871
Sep-2022	$14,833	$14,196	$12,640
Sep-2023	$18,088	$15,620	$13,852
Sep-2024	$24,744	$19,432	$17,684
Sep-2025	$28,776	$21,180	$20,081

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Growth Fund - A	16.29%	16.54%	17.90%
Russell 1000 Equal Weight Index	9.00%	12.19%	11.70%
Russell 2000® Growth Index	13.56%	8.41%	10.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 19, 2018
AssetsNet	$ 3,420,451,871
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 19,829,512
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,420,451,871
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$19,829,512
Portfolio Turnover	99%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	1.1%
Materials	1.3%
Communications	1.5%
Financials	2.2%
Energy	2.3%
Consumer Staples	6.1%
Health Care	16.3%
Industrials	19.3%
Consumer Discretionary	19.6%
Technology	30.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206946
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	C Shares
Trading Symbol	FTXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$198	1.84%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.84%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Growth Fund - C	Russell 1000 Equal Weight Index	Russell 2000® Growth Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$10,980	$11,602	$11,589
Sep-2020	$14,089	$11,918	$13,410
Sep-2021	$21,807	$16,841	$17,871
Sep-2022	$15,457	$14,196	$12,640
Sep-2023	$18,752	$15,620	$13,852
Sep-2024	$25,522	$19,432	$17,684
Sep-2025	$29,530	$21,180	$20,081

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Growth Fund - C	15.70%	15.95%	17.31%
Russell 1000 Equal Weight Index	9.00%	12.19%	11.70%
Russell 2000® Growth Index	13.56%	8.41%	10.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 19, 2018
AssetsNet	$ 3,420,451,871
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 19,829,512
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,420,451,871
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$19,829,512
Portfolio Turnover	99%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	1.1%
Materials	1.3%
Communications	1.5%
Financials	2.2%
Energy	2.3%
Consumer Staples	6.1%
Health Care	16.3%
Industrials	19.3%
Consumer Discretionary	19.6%
Technology	30.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000196715
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	FTXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Growth Fund - Institutional	Russell 1000 Equal Weight Index	Russell 2000® Growth Index
Dec-2017	$100,000	$100,000	$100,000
Sep-2018	$134,650	$108,136	$115,202
Sep-2019	$108,450	$106,322	$104,104
Sep-2020	$140,300	$109,219	$120,463
Sep-2021	$218,950	$154,331	$160,535
Sep-2022	$156,391	$130,095	$113,543
Sep-2023	$191,385	$143,140	$124,434
Sep-2024	$262,657	$178,072	$158,850
Sep-2025	$306,473	$194,092	$180,386

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - Institutional	16.68%	16.91%	15.49%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell 2000® Growth Index	13.56%	8.41%	7.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 21, 2017
AssetsNet	$ 3,420,451,871
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 19,829,512
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,420,451,871
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$19,829,512
Portfolio Turnover	99%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	1.1%
Materials	1.3%
Communications	1.5%
Financials	2.2%
Energy	2.3%
Consumer Staples	6.1%
Health Care	16.3%
Industrials	19.3%
Consumer Discretionary	19.6%
Technology	30.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000196714
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	FTXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$140	1.29%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.29%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Growth Fund - Investor	Russell 1000 Equal Weight Index	Russell 2000® Growth Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$13,440	$10,814	$11,520
Sep-2019	$10,800	$10,632	$10,410
Sep-2020	$13,930	$10,922	$12,046
Sep-2021	$21,680	$15,433	$16,053
Sep-2022	$15,450	$13,009	$11,354
Sep-2023	$18,850	$14,314	$12,443
Sep-2024	$25,796	$17,807	$15,885
Sep-2025	$30,010	$19,409	$18,039

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - Investor	16.33%	16.59%	15.18%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell 2000® Growth Index	13.56%	8.41%	7.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 21, 2017
AssetsNet	$ 3,420,451,871
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 19,829,512
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,420,451,871
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$19,829,512
Portfolio Turnover	99%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	1.1%
Materials	1.3%
Communications	1.5%
Financials	2.2%
Energy	2.3%
Consumer Staples	6.1%
Health Care	16.3%
Industrials	19.3%
Consumer Discretionary	19.6%
Technology	30.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000196716
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	R6 Shares
Trading Symbol	FTXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Growth Fund - R6	Russell 1000 Equal Weight Index	Russell 2000® Growth Index
Dec-2017	$1,000,000	$1,000,000	$1,000,000
Sep-2018	$1,347,500	$1,081,361	$1,152,020
Sep-2019	$1,086,500	$1,063,223	$1,041,035
Sep-2020	$1,406,000	$1,092,188	$1,204,628
Sep-2021	$2,196,000	$1,543,311	$1,605,349
Sep-2022	$1,570,632	$1,300,945	$1,135,434
Sep-2023	$1,923,294	$1,431,403	$1,244,343
Sep-2024	$2,642,048	$1,780,725	$1,588,501
Sep-2025	$3,085,795	$1,940,923	$1,803,862

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - R6	16.80%	17.02%	15.59%
Russell 1000 Equal Weight Index	9.00%	12.19%	8.90%
Russell 2000® Growth Index	13.56%	8.41%	7.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 21, 2017
AssetsNet	$ 3,420,451,871
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 19,829,512
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,420,451,871
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$19,829,512
Portfolio Turnover	99%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.5%
Collateral for Securities Loaned	1.1%
Materials	1.3%
Communications	1.5%
Financials	2.2%
Energy	2.3%
Consumer Staples	6.1%
Health Care	16.3%
Industrials	19.3%
Consumer Discretionary	19.6%
Technology	30.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206937
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	A Shares
Trading Symbol	FTSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$130	1.30%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.30%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Mid Core Equity Fund - A	Russell 1000 Equal Weight Index	Russell 2500® Index
Mar-2022	$9,424	$10,000	$10,000
Sep-2022	$7,663	$8,412	$8,399
Sep-2023	$9,058	$9,255	$9,347
Sep-2024	$11,542	$11,514	$11,793
Sep-2025	$11,590	$12,550	$12,991

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Small-Mid Core Equity Fund - A	0.41%	5.98%
Russell 1000 Equal Weight Index	9.00%	6.59%
Russell 2500® Index	10.16%	7.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Mar. 10, 2022
AssetsNet	$ 220,893,791
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 987,499
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$220,893,791
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$987,499
Portfolio Turnover	25%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Communications	2.3%
Energy	4.4%
Materials	4.4%
Consumer Staples	4.9%
Real Estate	7.6%
Health Care	8.9%
Consumer Discretionary	13.2%
Financials	16.4%
Industrials	17.3%
Technology	18.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000225341
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	C Shares
Trading Symbol	FTWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 7, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$178	1.81%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.81%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Mid Core Equity Fund - C	Russell 1000 Equal Weight Index	Russell 2500® Index
Oct-2024	$9,425	$10,000	$10,000
Sep-2025	$9,512	$10,985	$11,165

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (October 7, 2024)
FullerThaler Behavioral Small-Mid Core Equity Fund - C	0.92%
Russell 1000 Equal Weight Index	9.85%
Russell 2500® Index	11.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Oct. 07, 2024
AssetsNet	$ 220,893,791
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 987,499
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$220,893,791
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$987,499
Portfolio Turnover	25%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Communications	2.3%
Energy	4.4%
Materials	4.4%
Consumer Staples	4.9%
Real Estate	7.6%
Health Care	8.9%
Consumer Discretionary	13.2%
Financials	16.4%
Industrials	17.3%
Technology	18.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206938
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Mid Core Equity Fund - Institu	Russell 1000 Equal Weight Index	Russell 2500® Index
Dec-2018	$100,000	$100,000	$100,000
Sep-2019	$119,800	$117,970	$119,602
Sep-2020	$120,555	$121,183	$122,256
Sep-2021	$184,575	$171,238	$177,306
Sep-2022	$143,728	$144,346	$139,881
Sep-2023	$170,470	$158,821	$155,665
Sep-2024	$218,033	$197,580	$196,398
Sep-2025	$219,779	$215,355	$216,352

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Small-Mid Core Equity Fund - Institu	0.80%	12.76%	12.35%
Russell 1000 Equal Weight Index	9.00%	12.19%	12.01%
Russell 2500® Index	10.16%	12.09%	12.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 26, 2018
AssetsNet	$ 220,893,791
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 987,499
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$220,893,791
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$987,499
Portfolio Turnover	25%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Communications	2.3%
Energy	4.4%
Materials	4.4%
Consumer Staples	4.9%
Real Estate	7.6%
Health Care	8.9%
Consumer Discretionary	13.2%
Financials	16.4%
Industrials	17.3%
Technology	18.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206936
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	R6 Shares
Trading Symbol	FTSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 7, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$81	0.82%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Mid Core Equity Fund - R6	Russell 1000 Equal Weight Index	Russell 2500® Index
Oct-2024	$1,000,000	$1,000,000	$1,000,000
Sep-2025	$1,019,016	$1,098,501	$1,116,476

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (October 7, 2024)
FullerThaler Behavioral Small-Mid Core Equity Fund - R6	1.90%
Russell 1000 Equal Weight Index	9.85%
Russell 2500® Index	11.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Oct. 07, 2024
AssetsNet	$ 220,893,791
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 987,499
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$220,893,791
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$987,499
Portfolio Turnover	25%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Communications	2.3%
Energy	4.4%
Materials	4.4%
Consumer Staples	4.9%
Real Estate	7.6%
Health Care	8.9%
Consumer Discretionary	13.2%
Financials	16.4%
Industrials	17.3%
Technology	18.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206942
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	A Shares
Trading Symbol	FTZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Line Graph [Table Text Block]
	FullerThaler Behavioral Unconstrained Equity Fund - A	Russell 3000® Index	Russell Midcap® Index
May-2021	$9,426	$10,000	$10,000
Sep-2021	$9,481	$10,245	$10,066
Sep-2022	$7,327	$8,439	$8,114
Sep-2023	$8,862	$10,166	$9,205
Sep-2024	$12,565	$13,744	$11,904
Sep-2025	$14,256	$16,137	$13,226

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 27, 2021)
FullerThaler Behavioral Unconstrained Equity Fund - A	13.45%	9.99%
Russell 3000® Index	17.41%	11.64%
Russell Midcap® Index	11.11%	6.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	May 27, 2021
AssetsNet	$ 266,642,836
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,362,415
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$266,642,836
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,362,415
Portfolio Turnover	20%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	2.9%
Materials	3.2%
Financials	7.4%
Health Care	7.8%
Consumer Staples	8.2%
Industrials	17.0%
Consumer Discretionary	22.1%
Technology	28.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000225342
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	C Shares
Trading Symbol	FTZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$196	1.84%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.84%
Line Graph [Table Text Block]
	FullerThaler Behavioral Unconstrained Equity Fund - C	Russell 3000® Index	Russell Midcap® Index
May-2021	$10,000	$10,000	$10,000
Sep-2021	$10,042	$10,245	$10,066
Sep-2022	$7,710	$8,439	$8,114
Sep-2023	$9,293	$10,166	$9,205
Sep-2024	$13,169	$13,744	$11,904
Sep-2025	$14,895	$16,137	$13,226

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 27, 2021)
FullerThaler Behavioral Unconstrained Equity Fund - C	13.11%	9.60%
Russell 3000® Index	17.41%	11.64%
Russell Midcap® Index	11.11%	6.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	May 27, 2021
AssetsNet	$ 266,642,836
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,362,415
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$266,642,836
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,362,415
Portfolio Turnover	20%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	2.9%
Materials	3.2%
Financials	7.4%
Health Care	7.8%
Consumer Staples	8.2%
Industrials	17.0%
Consumer Discretionary	22.1%
Technology	28.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206939
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Line Graph [Table Text Block]
	FullerThaler Behavioral Unconstrained Equity Fund - Institut	Russell 3000® Index	Russell Midcap® Index
Dec-2018	$100,000	$100,000	$100,000
Sep-2019	$129,050	$122,057	$123,842
Sep-2020	$138,202	$140,368	$129,479
Sep-2021	$191,962	$185,110	$178,821
Sep-2022	$148,872	$152,480	$144,141
Sep-2023	$180,495	$183,680	$163,522
Sep-2024	$256,315	$248,323	$211,480
Sep-2025	$291,463	$291,554	$234,970

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Unconstrained Equity Fund - Institut	13.71%	16.10%	17.14%
Russell 3000® Index	17.41%	15.74%	17.15%
Russell Midcap® Index	11.11%	12.66%	13.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 26, 2018
AssetsNet	$ 266,642,836
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,362,415
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$266,642,836
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,362,415
Portfolio Turnover	20%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	2.9%
Materials	3.2%
Financials	7.4%
Health Care	7.8%
Consumer Staples	8.2%
Industrials	17.0%
Consumer Discretionary	22.1%
Technology	28.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000206941
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	R6 Shares
Trading Symbol	FTZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Line Graph [Table Text Block]
	FullerThaler Behavioral Unconstrained Equity Fund - R6	Russell 3000® Index	Russell Midcap® Index
Dec-2018	$1,000,000	$1,000,000	$1,000,000
Sep-2019	$1,291,500	$1,220,574	$1,238,416
Sep-2020	$1,384,769	$1,403,677	$1,294,794
Sep-2021	$1,924,996	$1,851,104	$1,788,212
Sep-2022	$1,494,578	$1,524,804	$1,441,406
Sep-2023	$1,813,219	$1,836,797	$1,635,217
Sep-2024	$2,574,448	$2,483,232	$2,114,799
Sep-2025	$2,927,756	$2,915,539	$2,349,700

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Unconstrained Equity Fund - R6	13.72%	16.15%	17.22%
Russell 3000® Index	17.41%	15.74%	17.15%
Russell Midcap® Index	11.11%	12.66%	13.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 26, 2018
AssetsNet	$ 266,642,836
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,362,415
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$266,642,836
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,362,415
Portfolio Turnover	20%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	2.9%
Materials	3.2%
Financials	7.4%
Health Care	7.8%
Consumer Staples	8.2%
Industrials	17.0%
Consumer Discretionary	22.1%
Technology	28.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000211210
Shareholder Report [Line Items]
Fund Name	Guardian Capital Dividend Growth Fund
Class Name	Institutional Class
Trading Symbol	DIVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Guardian Capital Dividend Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 957-0681
Additional Information Website	https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2019)
Guardian Capital Dividend Growth Fund - I	10.94%	12.48%	11.87%
MSCI World Index	17.25%	14.41%	13.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	May 01, 2019
AssetsNet	$ 41,532,295
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 140,022
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$41,532,295
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$140,022
Portfolio Turnover	66%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	1.1%
Materials	1.4%
Money Market Funds	2.2%
Real Estate	2.3%
Communications	5.6%
Consumer Staples	6.7%
Consumer Discretionary	7.2%
Health Care	8.3%
Energy	10.0%
Industrials	10.1%
Financials	19.2%
Technology	25.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.2%
Broadcom, Inc.	5.7%
Apple, Inc.	5.5%
AXA S.A.	5.1%
Costco Wholesale Corp.	4.7%
Williams Cos., Inc. (The)	4.6%
Allianz S.E.	4.5%
Royal Bank of Canada	3.7%
ASML Holding N.V.	3.3%
Republic Services, Inc.	3.0%

C000216962
Shareholder Report [Line Items]
Fund Name	Guardian Capital Fundamental Global Equity Fund
Class Name	Institutional Class
Trading Symbol	GFGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Guardian Capital Fundamental Global Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 957-0681
Additional Information Website	https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$97	0.99%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.99%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2019)
Guardian Capital Fundamental Global Equity Fund - I	-4.59%	6.33%	6.58%
MSCI World Index	17.25%	14.41%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Dec. 19, 2019
AssetsNet	$ 50,995,213
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 543,726
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$50,995,213
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$543,726
Portfolio Turnover	33%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	0.6%
Materials	4.5%
Communications	6.0%
Industrials	7.7%
Consumer Discretionary	9.0%
Financials	14.5%
Consumer Staples	17.2%
Technology	19.0%
Health Care	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Group, Inc.	8.4%
EssilorLuxottica S.A.	7.0%
MasterCard, Inc., Class A	6.1%
Booking Holdings, Inc.	6.0%
L'Oréal S.A.	5.7%
Yum China Holdings, Inc.	5.4%
Reckitt Benckiser Group PLC	5.2%
Microsoft Corp.	4.9%
UnitedHealth Group, Inc.	4.7%
Novozymes A/S, Class B	4.5%